Income tax (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Summary of Current and Deferred Income Tax (Expenses) Benefits
The following table presents the current and deferred income tax (expense) benefits (in USD thousands):

	For the year ended December 31,
	2025	2024	2023
Current income tax expense
Current year	$(1,458)	$(1,115)	$(215)
Uncertain tax positions	(84)	(155)	(40)
Total current income tax expense	$(1,542)	$(1,270)	$(255)

Deferred income tax (expense) benefit
Origination and reversal of temporary differences	$30	$47	$(231)

Total deferred income tax (expense) benefit	$30	$47	$(231)

Total income tax (expense) benefit	$(1,512)	$(1,223)	$(486)

Summary of Expected Tax Expense to Tax Expense Report in Statement of Loss
The following table presents the reconciliation of the expected tax expense to the tax expense report in the statement of loss (in USD thousands):

	For the year ended December 31,
	2025	2024	2023
Loss before tax	$(77,487)	$(61,270)	$(78,495)
Tax at Swiss statutory rate	10,475	8,222	10,453
Effect of tax rates in foreign jurisdictions	(1,197)	(893)	(833)
Tax effect of:
Unrecognized deferred tax assets	(8,542)	(6,025)	(8,879)
Income not subject to tax	260	249	303
Expense not deductible for tax purposes	(1,857)	(2,263)	(2,085)
Uncertain tax positions	(84)	(155)	(40)
Other	(567)	(358)	595
Income tax expense	$(1,512)	$(1,223)	$(486)

Summary of Movement in Deferred Tax Balances	The following table presents the changes in the Company’s deferred tax assets and deferred tax liabilities (in USD thousands):

	Depreciation & amortization	Accrued pension	ROU asset	Lease liability	Other	Net operating loss carryforward	Total
January 1, 2025	$(136)	$—	$(897)	$1,047	$603	$1,150	$1,767
Recognized in profit or loss	148	—	531	(523)	(90)	(36)	30
Recognized in OCI	—	3	—	—	—	—	3
Currency translation differences	(12)	—	(36)	46	4	29	31
December 31, 2025	$—	$3	$(402)	$570	$517	$1,143	$1,831
Deferred tax assets	—	3	—	570	539	1,143	2,255
Deferred tax liabilities	—	—	(402)	—	(22)	—	(424)

	Depreciation & amortization	Accrued pension	ROU asset	Lease liability	Other	Net operating loss carryforward	Total
January 1, 2024	$(19)	$—	$(761)	$794	$696	$1,010	$1,720
Recognized in profit or loss	(123)	—	(166)	287	(91)	140	47
Currency translation differences	6	—	30	(34)	(2)	—	—
December 31, 2024	$(136)	$—	$(897)	$1,047	$603	$1,150	$1,767
Deferred tax assets	—	—	—	1,047	670	1,150	2,867
Deferred tax liabilities	(136)	—	(897)	—	(67)	—	(1,100)
The following table consists of the gross tax loss carryforwards and the deferred tax assets that have not been recognized because it is not probable that there will be future taxable profits to use these benefits (in USD thousands):

	December 31,
	2025		2024
	Gross amount	Tax effect	Gross amount	Tax effect
Deductible temporary differences	$7,332	$1,014	$4,623	$661
Net operating loss carryforwards	443,992	59,871	347,533	46,544
Total	$451,324	$60,885	$352,156	$47,205

Summary of Expiring Amounts of Unrecognized Net Operating Loss Carryforwards	As of December 31, 2025 and 2024, the Company had the following expiring amounts of unrecognized NOL carryforwards (in USD thousands):

	December 31,
	2025	2024
One year	$27,446	$15,853
Two years	56,969	23,958
Three years	78,915	49,729
Four years	89,906	68,886
Thereafter and unlimited	190,756	189,107
Net operating loss carryforwards	$443,992	$347,533